Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Equipment [Abstract]
Schedule of Equipment
Computer equipment
Cost
At March 31, 2023	-
Additions	5,727
At March 31, 2024	5,727
Additions	9,877
At March 31, 2025	15,604

Accumulated Depreciation
At March 31, 2023	-
Charge for the year	(240)
At March 31, 2024	(240)
Charge for the year	(4,268)
At March 31, 2025	(4,508)

Carrying Value
At March 31, 2024	5,487
At March 31, 2025	11,096